Information: Condensed Financial Statements of The Company (Details) - Condensed Statement of Cash Flows - Parent Company [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	¥ (1,900,037)	$ (275,479)	¥ (2,290,367)
Cash flows used in investing activities				(653,250)
Cash flows provided by financing activities				208,718,163
Effect of exchange rate changes on cash	17,940,145	2,601,077	(3,088,575)	(7,956,640)
Net changes in cash	16,040,108	2,325,597	(5,378,942)	200,108,273
Cash at the beginning of year	194,729,331	28,233,099	200,108,273
Cash at the end of year	¥ 210,769,439	$ 30,558,696	¥ 194,729,331	¥ 200,108,273